BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

2.	BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements, unless otherwise noted.

Principles of consolidation

A variable interest entity ("VIE") is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity's economic performance and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The accompanying consolidated financial statements include the financial statements of the entities listed in notes 4 and 5.

Investments in entities in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which the Company is deemed to be subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns, or both. All inter-company balances and transactions are eliminated. The non-controlling interests of the above-mentioned subsidiaries were included in the consolidated balance sheets and statements of income as "Non-controlling interests".

Changes in our ownership interest while we retain a controlling financial interest in a subsidiary are accounted for as equity transactions. The carrying amount of the non-controlling interest is adjusted to reflect our changed ownership interest, with any difference between the fair value of consideration and the amount of the adjusted non-controlling interest being recognized in equity.

We recognize a gain or loss when a subsidiary issues its stock to third parties at a price per share in excess or below its carrying value resulting in a reduction in our ownership interest in the subsidiary. The gain or loss is recorded in the line "Additional paid-in capital".

When a consolidated subsidiary issues preferred stock, they are classified as equity. Preferred stock issued by a consolidated subsidiary to non-controlling interests are recorded as non-controlling interests for the amount of the proceeds received upon issuance.

Foreign currencies

Our functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of our expenditures are incurred in U.S. dollars. Our reporting currency is U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the exchange rates in effect at the date of the transaction. Monetary assets and liabilities are translated using exchange rates at the balance sheet date. Non-monetary assets and liabilities are translated using historical exchange rates. Foreign currency transaction and translation gains or losses are included in the consolidated balance sheets and consolidated statements of income.

Use of estimates

The preparation of financial statements in accordance with US GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of December 31, 2018, we leased eight vessels from wholly-owned special purpose vehicles ("Lessor SPVs") of financial institutions in connection with our sale and leaseback transactions. While we do not hold any equity investments in these Lessor SPVs, we have determined that we are the primary beneficiary of these entities and, accordingly, we are required to consolidate these VIEs into our financial results. The key line items impacted by our consolidation of these VIEs are short-term and long-term debt, restricted cash and short-term deposits, non-controlling interests, interest income and interest expense. In consolidating these lessor VIEs, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs’ debt principal; and (iii) the VIE's application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap value, charter rates, ship operating expenses, utilization and drydocking requirements.

In relation to the oil derivative instrument (see note 27), the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the liquefaction tolling agreement ("LTA"). Significant inputs used in the valuation of the oil derivative instrument include management’s estimate of an appropriate discount rate and the length of time to blend the long-term and the short-term oil prices obtained from quoted prices in active markets. The changes in fair value of our oil derivative instrument is recognized in each period in current earnings in "Realized and unrealized gain on oil derivative instrument".

The realized and unrealized gain on oil derivative instrument is as follows:

(in thousands of $)	Year Ended December 31,
	2018	2017
Realized gain on oil derivative instrument	26,737	—
Unrealized (loss) gain on oil derivative instrument	(9,970)	15,100
	16,767	15,100

The unrealized gain results from movement in oil prices above a contractual floor price over term of the LTA; the realized gain results from monthly billings above the base tolling fee under the LTA.

Fair value measurements

We account for fair value measurement in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Revenue and related expense recognition

Time charter agreements

Revenues include minimum lease payments under time charters, fees for positioning and repositioning vessels, and gross pool revenues. Revenues generated from time charters, which we generally classify as operating leases, are recorded over the term of the charter as service is provided. However, we do not recognize revenue if a charter has not been contractually committed to by a customer and ourselves, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Repositioning fees (included in time and voyage charter revenues) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter.

Under time charters, voyage expenses are generally paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees. Bunkers consumption represents mainly bunkers consumed during unemployment and off-hire.

Liquefaction services revenue

Liquefaction services revenue is generated from a LTA entered into with our customer. Our provision of liquefaction services capacity includes the receipt of the customer’s gas, treatment and temporary storage on board our FLNG, and delivery of LNG to waiting carriers.

The liquefaction services capacity provided to our customer is considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services a series of distinct services that are substantially the same and have the same pattern of transfer to our customer.

Contractual payment terms for liquefaction services is monthly in arrears, after services have been provided, generally resulting in the recognition of contract assets. Contract assets are regularly assessed for impairment. Contract liabilities arise when the customer makes payments in advance of receiving services. The term between when invoicing and when payment is due is not significant.

We recognize revenue when obligations under the terms of our contract are satisfied. We have applied the practical expedient to recognize liquefaction services revenue in proportion to the amount we have the right to invoice.

Management fees

Management fees are generated from commercial and technical vessel-related services and corporate and administrative services. Commercial and technical vessel-related services include vessel maintenance, providing vessel crew, making arrangements for vessel insurance, bunkering, provisions and stores, invoicing and collecting vessel hire. Corporate and administrative services include corporate services, group accounting, treasury, legal, tax, consultancy and other administrative services.

These services are provided to our customers Golar Partners and Golar Power. Our contracts generally have an initial contract term of one year or less, after which the arrangement continues with a short notice period to end the contract, ranging from 30 days to 180 days. Our management services provided are considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services a series of distinct services that are substantially the same and have the same pattern of transfer to the customer.

Contractual payment terms for management fees generally allow for billing and payment in advance of services being provided. However, contract liabilities did not arise because there was no billing in recognition for services rendered in future periods at the reporting date. Contract assets arise when we render management services in advance of receiving payment from our customers. Contract assets are regularly assessed for impairment.

The transaction price is generally considered variable consideration given the key driver of consideration is actual costs incurred in a given period, which varies each period according to activity levels. The entire amount of the transaction price is allocated to the single performance obligation identified.

We recognize revenue when obligations under the terms of our contracts with our customers are satisfied. We have applied the practical expedient to recognize management fee revenue in proportion to the amount we have the right to invoice.

Cool Pool

Pool revenues and expenses under the Cool Pool arrangement have been accounted for in accordance with the guidance for collaborative arrangements.

In relation to our vessels participating within the pool, voyage expenses and commissions from collaborative arrangements include an allocation of our net results from the pool to the other participants. Each participants' share of the net pool revenues is based on the number of pool points attributable to its vessels and the number of days such vessels participated in the pool.

We have presented our share of the net income earned under the Cool Pool arrangement across a number of line items in the income statement. For net revenues and expenses incurred relating specifically to Golar’s vessels, and for which we are deemed the principal, these will be presented gross on the face of the income statement in the line items "Time and voyage charter revenues" and "Voyage, charterhire and commission expenses". For pool net revenues generated by the other participants in the pooling arrangement, these will be presented separately in revenue and expenses from collaborative arrangements. Refer to note 28 for an analysis of the income statement effect for the pooling arrangement.

Project development expenses

With effect from the year ended December 31, 2018, we presented a new line item in operating expenses on the face of the statements of income. The new line item, "Project development expenses", includes the costs associated with pursuing future contracts and developing our pipeline of activities that have not met our internal threshold for capitalization. Previously, these costs were presented within "Administrative expenses" along with our general overhead costs. We believe that the introduction of this new line item in the statements of income provides users of our financial statements greater transparency over a key element of our business. This presentation change has been retrospectively restated in prior periods. The change in presentation for the years ended December 31, 2017 and 2016 are as follows:

(in thousands of $)	As previously reported	Adjustments (decrease) increase	As adjusted
December 31, 2016
Administrative expenses	45,960	(8,658)	37,302
Project development expenses	—	8,658	8,658

December 31, 2017
Administrative expenses	50,334	(12,303)	38,031
Project development expenses	—	12,303	12,303

Cash and cash equivalents

We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.

Restricted cash and short-term deposits

Restricted cash consists of bank deposits which may only be used to settle certain pre-arranged loans, bid bonds in respect of tenders for projects we have entered into, cash collateral required for certain swaps, and other claims which require us to restrict cash.

Short-term deposits represent highly liquid deposits placed with financial institutions, primarily from our consolidated VIEs, which are readily convertible into known amounts of cash with original maturities of less than 12 months.

Trade accounts receivables

Trade receivables are presented net of allowances for doubtful balances. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Inventories

Inventories, which are comprised principally of fuel, lubricating oils and vessel spares, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.

Investments in affiliates

Affiliates are entities over which we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control the financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. This also extends to entities in which we hold a majority ownership interest, but we do not control, due to the participating rights of non-controlling interests. Under this method, we record our investment in the affiliate at cost (or fair value if a consequence of deconsolidation), and adjust the carrying amount for our share of the earnings or losses of the affiliate subsequent to the date of the investment and report the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The excess, if any, of the purchase price over book value of our investments in equity method affiliates, or basis difference, is included in the consolidated balance sheets as "Investments in affiliates". We allocate the basis difference across the assets and liabilities of the affiliate, with the residual assigned to goodwill. Any negative goodwill is recognized immediately in the income statement as a gain on bargain purchase. The basis difference will then be amortized through the consolidated statements of income as part of the equity method of accounting. When our share of losses in an affiliate equals or exceeds its interest, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the affiliate.

We recognize gains and losses in earnings for the issuance of shares by our affiliates, provided that the issuance of such shares qualifies as a sale of such shares.

Cost method investments

Cost method investments are initially recorded at cost and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Dividends received from cost method investments are recorded in the consolidated statements of income in the line item "Dividend income".

Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation. The cost of vessels and equipment, less the estimated residual value, is depreciated on a straight-line basis over the assets' remaining useful economic lives. Management estimates the residual values of our vessels based on a scrap value cost of steel and aluminum times the weight of the ship noted in lightweight ton. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.
The cost of building mooring equipment is capitalized and depreciated over the initial lease term of the related agreement.

Refurbishment costs incurred during the period are capitalized as part of vessels and equipment and depreciated over the vessels' remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally five years. For vessels that are newly built or acquired, we have adopted the "built-in overhaul" method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated. When a vessel is disposed, any unamortized drydocking expenditure is charged against income in the period of disposal.

Vessel reactivation costs incurred on vessels leaving lay-up include both costs of a capital and expense nature. The capital costs include the addition of new equipment or modifications to the vessel which enhance or increase the operational efficiency and functionality of the vessel. These expenditures are capitalized and depreciated over the remaining useful life of the vessel.  Expenditures of a routine repairs and maintenance nature that do not improve the operating efficiency or extend the useful lives of the vessels are expensed as incurred as mobilization costs.

Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRUs and FLNG)	40 years
Vessels - converted FSRUs	20 years from conversion date
Vessels - FLNG	30 years from conversion date
Drydocking expenditure	5 years
Deferred drydocking expenditure - FLNG	20 years
Mooring equipment - FLNG	8 years
Office equipment and fittings	3 to 6 years

Asset under development

An asset is classified as asset under development when there is a firm commitment from us to proceed with the construction of the asset and the likelihood of conversion is virtually certain to occur. An asset under development is classified as non-current and is stated at cost. All costs incurred during the construction of the asset, including conversion installment payments, interest, supervision and technical costs are capitalized. Interest costs directly attributable to construction of the asset is added to the cost of the asset. Capitalization ceases, and depreciation commences, once the asset is completed and available for its intended use.

Interest costs capitalized

Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels under construction, assets under development and vessels undergoing conversion into FSRUs or FLNGs for our own use. In addition, certain equity method investments may be considered qualifying assets prior to commencement of their planned principal operation. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or our weighted average cost of borrowings, where appropriate, from commencement of the asset development until substantially all the activities necessary to prepare the assets for its intended use are complete.

If our financing plans associate a specific borrowing with a qualifying asset, we use the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset provided that does not exceed the amount of that borrowing. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Asset retirement obligation

An asset retirement obligation, or ARO, is a liability associated with the eventual retirement of a fixed asset.

The fair value of an ARO is recorded as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future discounted cash outflows. When the liability is recognized, we also capitalize the related ARO cost by adding it to the carrying amount of the related fixed asset. Each period, the liability is increased for the change in its present value. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related liability and asset.

Held-for-sale assets and disposal group

Individual assets or subsidiaries to be disposed of, by sale or otherwise in a single transaction, are classified as held-for-sale if all of the following criteria are met at the period end:

•	Management, having the authority to approve the action, commits to a plan to sell the assets or subsidiaries;

•	The asset or subsidiaries are available for immediate sale in its present condition subject only to terms that are usual and customary for such sales;

•	An active program to locate a buyer and other actions required to complete the plan to sell have been initiated;

•	The sale is probable; and

•	The transfer is expected to qualify for recognition as a completed sale, within one year.

The term probable refers to a future sale that is likely to occur, the asset or subsidiaries (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

A disposal group is classified as discontinued operations if the following criteria are met: (1) a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held-for-sale that represents a strategic shift that has or will have a major effect on our financial results or (2) an acquired business or non-profit activity (the entity to be sold) that is classified as held-for-sale on the date of the acquisition.

Assets or subsidiaries held-for-sale are carried at the lower of their carrying amount and fair value less costs to sell. Interest and other expenses attributable to the liabilities of a disposal group classified as held-for-sale shall continue to be accrued. On classification as held-for-sale, the assets are no longer depreciated.

If, at any time, the criteria for held-for-sale is no longer met, then the asset or disposal group will be reclassified to held and used. The asset or disposal group will be valued at the lower of the carrying amount before the asset or disposal group was classified as held-for-sale (as adjusted for any subsequent depreciation and amortization), and its fair value. Any adjustment to the value is shown in consolidated statements of income for the period in which the criterion for held-for-sale was not met.

Impairment of long-lived assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows and estimates in respect of residual or scrap value. When such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the lower of the fair market value of the assets, less cost to sell, and the net present value ("NPV") of estimated future undiscounted cash flows from the employment of the asset ("value-in-use").

Other-than-temporary impairment of investments

Where there are indicators that fair value is below carrying value of our investments, we will evaluate these for other-than-temporary impairment. Consideration will be given to (1) the length of time and the extent to which fair value is below carrying value, (2) the financial condition and near-term prospects of the investee, and (3) our intent and ability to hold the investment until any anticipated recovery. Where determined to be other-than-temporary impairment, we will recognize an impairment loss in the period in the line item "Equity in net (losses) earnings of affiliates" the consolidated statements of income.

Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan under the effective interest method. Amortization of debt issuance costs is included in interest expense. These costs are presented as a deduction from the corresponding liability, consistent with debt discounts.

Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

We seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

From time to time, we enter into equity swaps. Under these facilities, we swap with our counterparty (usually a major bank) the risk of fluctuations in our share price and the benefit of any dividends, for a fixed payment of LIBOR plus margin. The counterparty may acquire shares in the Company to hedge its own position.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in "Other current liabilities" and "Other non-current liabilities", as appropriate, in the consolidated balance sheets. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in "Other current assets" and "Other non-current assets", as appropriate, in the consolidated balance sheets. The changes in fair value of derivative financial instruments (excluding the oil derivative instrument) are recognized each period in current earnings in "(Losses) gains on derivative instruments" in the consolidated statements of income. We do not apply hedge accounting.

The fair value of the oil derivative instrument was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the LTA. Significant inputs used in the valuation of the oil derivative instrument include management’s estimate of an appropriate discount rate and the length of time to blend the long-term and the short-term oil prices obtained from quoted prices in active markets. The changes in fair value of our oil derivative instrument is recognized in each period in current earnings in "Realized and unrealized gain on oil derivative instrument".

Cash flows from economic hedges are classified in the same category as the items subject to the economic hedging relationship.

Changes in presentation of fair value of derivative instruments and oil derivative instrument

With effect from the year ended December 31, 2018, we presented two new line items in operating activities on the face of the statements of cashflows. Given the significance of the oil derivative instrument in current year, we believe that the introduction of this new line item in the statements of cashflows provides users of our financial statements greater transparency over a key element of our business. This presentation change has been retrospectively restated in prior periods. The change in presentation for the years ended December 31, 2017 and 2016 are as follows:

(in thousands of $)	As previously reported	Adjustments (decrease) increase	As adjusted
December 31, 2016
Change in fair value of derivative instruments	—	(26,644)	(26,644)
Change in assets and liabilities:
Other current and non-current assets	14,924	(309)	14,615
Other current and non-current liabilities	(17,273)	26,953	9,680

December 31, 2017
Change in fair value of derivative instruments	—	(24,498)	(24,498)
Change in assets and liabilities:
Other current and non-current assets	(102,453)	21,556	(80,897)
Change in fair value of oil derivative instrument	—	(15,100)	(15,100)
Other current and non-current liabilities	81,844	18,042	99,886

(Losses) gains on derivative instruments

With effect from the year ended December 31, 2018, we presented a new line item under financial income (expense) on the face of the statements of income. The new line item, "(Losses) gains on derivative instruments", includes the movement of our derivative instruments. Previously, these items were presented within "Other financial items, net" along with our general finance costs. We believe that the introduction of this new line item in the statements of income provides users of our financial statements greater transparency over a key element of our business. This presentation change has been retrospectively restated in prior periods. The change in presentation for the years ended December 31, 2017 and 2016 are as follows:

(in thousands of $)	As previously reported	Adjustments decrease	As adjusted
December 31, 2016
Gains (losses) on derivative instruments	—	16,491	16,491
Other financial items, net	8,691	(16,491)	(7,800)

December 31, 2017
Gains (losses) on derivative instruments	—	20,696	20,696
Other financial items, net	20,627	(20,696)	(69)

Convertible bonds

We account for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component.

Accordingly, we determine the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to separate the bond into the liability and equity components.

Provisions

In the ordinary course of business, we are subject to various claims, lawsuits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If we determine that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will provide the lower amount within the range.

Pensions

Defined benefit pension costs, assets and liabilities requires adjustment of the significant actuarial assumptions annually to reflect current market and economic conditions. Our accounting policy states that full recognition of the funded status of defined benefit pension plans is to be included within our consolidated balance sheets. The pension benefit obligation is calculated by using a projected unit credit method.

Defined contribution pension costs represent the contributions payable to the scheme in respect of the accounting period and are recorded in the consolidated statements of income.

Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, or upon the deconsolidation of a subsidiary, and reported in "Other non-current liabilities". A liability is an amount equal to the fair value of the obligation undertaken in issuing the guarantee is recognized. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of such items are made.

Treasury shares

Treasury shares are recognized as a separate component of equity at cost. Upon subsequent disposal of treasury shares, any consideration is recognized directly in equity.

Stock-based compensation

We expense the fair value of stock options issued to employees and non-employees over the period the options vest. We amortize stock-based compensation for awards on a straight-line basis over the period during which the individuals are required to provide service in exchange for the reward - the requisite service (vesting) period. No compensation cost is recognized for stock options for which the individuals do not render the requisite service. The fair value of share options is estimated using the Black-Scholes option pricing model.

Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Treasury shares are not included in the calculation. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Leases as lessee

Rentals under operating leases where we are the lessee are recognized as an operating expense evenly over the lease term. Contingent rentals are recognized as an operating expense when incurred. The useful life of any leasehold improvements is limited to the shorter of the lease term or economic life of the leased asset. Lease incentives, uneven payments and initial direct costs are recognized evenly over the lease term. Agreements which include renewal options are included in the lease term when considered reasonably assured.

Income taxes

Income taxes are based on a separate return basis. The guidance on "Income Taxes" prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Income tax relating to items recognized directly in the statement of comprehensive income is recognized in the statement of changes in equity and not in the consolidated statements of income.

Penalties and interest related to uncertain tax positions are recognized in “Income taxes” in the consolidated statements of income.

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence.

Segment reporting

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker, and which are subject to risks and rewards that are different from those of other segments. We have identified three reportable industry segments: vessel operations, FLNG and Power.